Note 3 - New Standards and Interpretations Not Yet Adopted	12 Months Ended
Mar. 31, 2023
Statement Line Items [Line Items]
Disclosure of changes in accounting policies [text block]
3.	New standards and interpretations not yet adopted

In January 2020, the IASB issued amendments to Presentation of financial statements (“IAS 1”) to provide a more general approach to the classification of liabilities under IAS 1 based on the contractual arrangements in place at the reporting date. The amendments to IAS 1 are effective for annual reporting periods beginning on or after January 1, 2023. The Company does not anticipate adoption of this standard to have a material impact on the consolidated financial statements.

There are no other standards, interpretations or amendments to existing standards that are not yet effective that are expected to have a material impact on the consolidated financial statements of the Company.